FAIR VALUE MEASUREMENTS - Changes in Fair Value (Q2) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0
Assumed in business combination	4,496
Change in fair value	(2,880)
Ending balance	1,616
Senior secured convertible note
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
Assumed in business combination	11,000
Valuation adjustment at business combination	(1,146)
Change in fair value	(11)
Ending balance	$ 9,843